LEASE - Lease liabilities Rollforward (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Lease Liabilities
Beginning balance	R$ 0
Initial adoption on January 1, 2019		R$ 3,428,897
Additions	914,327
Payments	(646,487)
Accrual of financial charges	275,404
Exchange rate variation	11,929
Ending balance	3,984,070
Current	656,844
Non-current	3,327,226
IFRS 16, Leases
Lease Liabilities
Initial adoption on January 1, 2019		R$ 3,428,897
Leased Land
Lease Liabilities
Accrual of financial charges	R$ 50,795